Other Receivables and Prepaid Expenses (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets [Abstract]
Government institutions	$ 289	$ 459
Prepaid expenses	748	1,307
Other accounts receivable and prepaid expenses, Total	$ 1,037	$ 1,766